Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss before tax	£ (85,491)	£ (52,844)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	1,775	706
Depreciation of property, plant and equipment	2,689	1,275
Amortisation of intangible assets	2,326	2,282
Loss recognised from joint venture	614	564
Finance income	(7,777)	(512)
Finance expenses	536	127
R&D expenditure tax credits	(3,446)	(2,079)
Share-based payment charge	13,794	13,686
Foreign exchange loss/(gain)	1,827	(24,517)	[1]
Changes in working capital:
(Increase)/decrease in trade receivables	(806)	815
Increase in other receivables and contract assets	(988)	(2,496)
(Decrease)/increase in contract liabilities and other advances	(11,893)	69,126
(Decrease)/increase in trade payables	(15,295)	9,400
Increase in other payables	3,625	8,202
Decrease in inventories	50	200
Interest received	4,904	454
Interest paid	(9)	(9)
R&D expenditure tax credits received	1,881	0
Income taxes received	7,015	3,172
Net cash flows (used in)/from operating activities	(84,669)	27,552	[1]
Cash flows from investing activities
Purchase of property, plant and equipment	(19,264)	(9,278)
Purchase of intangible assets	(110)	(42)
Additional investment in joint venture	(623)	(119)
Cash inflows from investments in short term bank deposits	102,350	0
Cash invested in short term bank deposits	(150,000)	(100,000)
Net cash flows used in investing activities	(67,647)	(109,439)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	16	19
Cash paid on net settlement of share based payments	(121)	(2,283)
Payments of obligations under lease liabilities	(1,498)	(778)
Net cash flows used in financing activities	(1,603)	(3,042)
Net decrease in cash and cash equivalents	(153,919)	(84,929)	[1]
Exchange (loss)/gain on cash and cash equivalents	(2,440)	24,588	[1]
Cash and cash equivalents at the beginning of the year	404,577	562,173
Cash and cash equivalents at the end of the period	248,218	501,832
Supplemental disclosure of total cashflow information
Decrease in cash and cash equivalents	(153,919)	(84,929)	[1]
Increase in short term bank deposits	50,702	100,059
Exchange (loss)/gain on cash and cash equivalents	(2,440)	24,588	[1]
Net (decrease)/increase in cash, cash equivalents and short term bank deposits including foreign exchange (losses)/gains on cash and cash equivalents	(105,657)	39,718
Supplemental disclosure of operating inflow information
Cash flow from collaborations	910	91,389
Amounts invoiced during the period	(1,740)	(86,749)
Foreign exchange losses/(gains) on trade receivables	24	(3,825)
(Increase)/decrease in trade receivables	(806)	815
Supplemental non-cash investing information
Change in capital expenditures recorded within trade payables	(5,019)	1,121
Change in capital expenditures recorded within other payables	£ 101	£ 332

[1]	See Note 2 for details of the restatement.